Summary of Significant Accounting Policies - Grant Revenue (Details) - Humacyte, Inc. - USD ($) $ in Thousands	1 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2017	Aug. 31, 2017	Nov. 30, 2013	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from grants not within the scope of ASC 606				$ 800	$ 400	$ 1,500	$ 6,200
Department of Defense grants | Work on bioengineered blood vessels for vascular trauma
Disaggregation of Revenue [Line Items]
Grants	$ 4,000
Department of Defense grants | Work to support human tissue engineered blood vessels for vascular reconstruction
Disaggregation of Revenue [Line Items]
Grants		$ 7,100
Department of Defense grants | Reimbursement of certain allowable costs related to grants
Disaggregation of Revenue [Line Items]
Recognized revenue				800	500	1,100	4,500
California Institute of Regenerative Medicine grants | Reimbursement of certain allowable costs related to grants
Disaggregation of Revenue [Line Items]
Recognized revenue				0	0	0	1,700
California Institute of Regenerative Medicine grants | Grants upon the achievement of performance milestones related to patient enrollment targets
Disaggregation of Revenue [Line Items]
Recognized revenue						11,200
National Institutes of Health grant | Reimbursement of certain allowable costs related to grants
Disaggregation of Revenue [Line Items]
Recognized revenue			$ 1,600	$ 0	$ 0	$ 300	$ 0
National Institutes of Health grant | Work to support bioengineered grafts for peripheral vascular disease
Disaggregation of Revenue [Line Items]
Grants			$ 1,600